Convertible debt (Tables)	9 Months Ended
May 31, 2022
Schedule of detailed information about continuity of convertible debt

The continuity of convertible debt for the nine months ended May 31, 2022, and 2021, is as follows:

	2019 Series	2020 Series	Amended EB Loan	EB CD	Total
	$	$			$

Balance, August 31, 2020	2,121,869	8,671,590	-	-	10,793,459
Issuances	-	4,282,477	-	-	4,282,477
Exchange of EB Loan for Amended EB Loan	-	-	5,043,103	-	5,043,103
Exchange of Amended EB Loan for EB CD	-	-	(4,931,813)	7,394,022	2,462,209
Conversion - common shares issued	(1,500,214)	(12,204,391)	-	-	(13,704,605)
Conversion - warrants issued	(1,103,661)	(4,256,114)	-	-	(5,359,775)
Interest expense	47,325	347,773	138,710	125,000	658,808
Accrued interest on conversion / interest payments	(101,247)	(256,300)	(250,000)	-	(607,547)
Effect of foreign exchange	180,830	-	-	-	180,830
Change in fair value	1,486,061	5,634,688	-	51,784	7,172,533
Balance, May 31, 2021	1,130,963	2,219,723	-	7,570,806	10,921,492

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and nine months ended May 31, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

	2019 Series	2020 Series	Amended EB Loan	EB CD	Total
	$	$			$

Balance, August 31, 2021	914,428	2,097,127	-	6,939,941	9,951,496
Interest expense	19,945	149,589	-	375,000	544,534
Accrued interest on conversion / interest payments	-	-	-	(500,000)	(500,000)
Effect of foreign exchange	(9,659)	-	-	-	(9,659)
Change in fair value	(405,571)	(73,345)	-	(1,668,218)	(2,147,134)
Balance, May 31, 2022	519,143	2,173,371	-	5,146,723	7,839,237

The Company’s convertible debt obligations are classified between current and non-current liabilities as follows:

	2019 Series	2020 Series	EB CD	Total
	$	$	$	$
As of May 31, 2022:
Less than one year	519,143	2,173,371	-	2,692,514
Greater than one year	-	-	5,146,723	5,146,723
Total convertible debt obligation	519,143	2,173,371	5,146,723	7,839,237

Schedule of detailed information about fair value assumptions of convertible debentures

As of May 31, 2022, the fair value of the 2019 Series convertible debentures was estimated using the binomial lattice model with the below assumptions:

2019 Series	May 31, 2022 (CA$)	August 31, 2021 (CA$)

Share price	1.18	8.42
Conversion price	7.50	7.50
Warrant exercise price	7.50	7.50

Term, in years	.10 - .19	.85 - .94
Interest rate	6%	6%
Expected volatility	95.00%	90.00%
Risk-free interest rate	1.05% - 1.29%	0.25% - 0.26%
Exchange rate	0.7875	0.7947
Expected dividend yield	0%	0%

As of May 31, 2022, the fair value of the 2020 Series convertible debentures was estimated using the binomial lattice model with the below assumptions:

2020 Series	May 31 2022 (US$)	August 31, 2021 (US$)

Share price	0.93	6.66
Conversion price	8.90	8.90
Warrant exercise price	-	-

Term, in years	0.47	1.26
Interest rate	10%	10%
Expected volatility	95.00%	90.00%
Risk-free interest rate	1.58%	0.10%
Expected dividend yield	0%	0%

As of May 31, 2022, the fair value of the EB CD convertible debenture was estimated using the binomial lattice model with the below assumptions:

EB CD	May 31 2022 (US$)	August 31, 2021 (US$)

Share price	0.93	6.66
Conversion price	10.25	10.25
Warrant exercise price	15.00	15.00

Term, in years	1.74	1.26
Interest rate	10%	10%
Expected volatility	90.00%	90.00%
Risk-free interest rate	2.40%	0.30%
Expected dividend yield	0%	0%

Schedule of key inputs of convertible debt

Financial assets / financial liabilities	Valuation technique	Key Inputs	Relationship and sensitivity of unobservable inputs to fair value to fair value
Convertible debt	The fair value of the convertible debentures as of May 31, 2022 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price CAD $1.18 (USD $.93)	The share price was higher (lower)
		Risk-free interest rate (1.05% to 2.40%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (7.07% to 8.73%)	The credit spread was lower (higher)
		Discount for lack of marketability (0%)	The discount for lack of marketability was lower (higher)
Convertible debt	The fair value of the convertible debentures as of August 31, 2021 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price CAD$8.42 (USD $6.66)	The share price was higher (lower)
		Risk-free interest rate (0.10% to 0.30%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (1.14% to 8.45%)	The credit spread was lower (higher)
		Discount for lack of marketability (0%)	The discount for lack of marketability was lower (higher)